Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions [Abstract]
Supplemental Cash Flow Information Regarding Acquisitions

Year Ended
December 31,
(In millions)	2016
Assets acquired	$140
Liabilities assumed	(40)
Net assets acquired	$101
Net cash paid	$87
Seller financed debt	14
Purchase price	$101